Schedule of other receivables (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
Other receivables		$ 37
Deposits	5,795	158
Prepayments	561,203	579,920
Total other receivables	$ 566,998	$ 580,115